The Gabelli Global Rising Income and Dividend Fund , Class AAA Shares | The Gabelli Global Rising Income and Dividend Fund
The GABELLI GLOBAL RISING INCOME AND DIVIDEND FUND (the “GRID Fund”)
Investment Objective
The GRID Fund seeks to provide investors with a high level of total return through a combination of current income and appreciation of capital.
Fees and Expenses of the GRID Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the GRID Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	The Gabelli Global Rising Income and Dividend Fund , Class AAA Shares The Gabelli Global Rising Income and Dividend Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		The Gabelli Global Rising Income and Dividend Fund , Class AAA Shares The Gabelli Global Rising Income and Dividend Fund Class AAA Shares
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		1.52%
Total Annual Fund Operating Expenses	[1]	2.77%
Fee Waiver and/or Expense Reimbursement	[1]	(0.77%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[1]	2.00%
[1]	The Adviser has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the GRID Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2014 and may only be terminated by the Board of Directors of the Company before such time.

Expense Example
This example is intended to help you compare the cost of investing in Class AAA Shares of the GRID Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the GRID Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the GRID Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli Global Rising Income and Dividend Fund , Class AAA Shares The Gabelli Global Rising Income and Dividend Fund Class AAA Shares	203	786	1,396	3,043

Portfolio Turnover
The GRID Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the GRID Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the GRID Fund’s performance. During the most recent fiscal year, the GRID Fund’s portfolio turnover rate was 134% of the average value of its portfolio.
Principal Investment Strategies
The GRID Fund will attempt to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in dividend paying securities (such as common and preferred stock) or other income producing securities (such as fixed-income securities and securities that are convertible into common stock). The GRID Fund will primarily invest in common stocks of foreign and domestic issuers that the GRID Fund's portfolio manager believes are likely to pay dividends and income and have the potential for above average capital appreciation and dividend increases. To this end, the portfolio manager may invest in stocks that pay and increase dividends over time that can potentially provide "rising income." Rising income stocks historically have provided a better total return over time, potentially combat inflation and offer the opportunity to potentially take advantage of compounding through dividend and income reinvestment. Under normal circumstances, the GRID Fund intends to invest in at least three countries, including the United States, and will invest at least 40% of its total assets in countries other than the United States.

The GRID Fund invests in companies whose stocks the Adviser believes are selling at a significant discount to their "private market value." Private market value is the value the Adviser believes informed investors would be willing to pay to acquire the entire company. If investor attention is focused on the underlying asset value of a company due to expected or actual developments or other catalysts, an investment opportunity to realize this private market value may exist.

The GRID Fund may utilize certain "arbitrage" strategies. The GRID Fund's use of arbitrage may be described as investing in "event" driven situations such as announced mergers, acquisitions, and reorganizations. When a company agrees to be acquired by another company, its stock price often quickly rises to just below the stated acquisition price. If the Adviser, through extensive research, determines that the acquisition is likely to be consummated on schedule at the stated acquisition price, then the GRID Fund may purchase the selling company's securities, offering the GRID Fund the possibility of generous returns relative to cash equivalents with a limited risk of excessive loss of capital.

The GRID Fund may invest in convertible securities, which include bonds, debentures, corporate notes, preferred stocks, and other similar securities which are convertible or exchangeable for common stock within a particular time period at a specified price or formula, of foreign and domestic companies with no target maturity range. Because many convertible securities are rated below investment grade, the GRID Fund may invest without limit in securities rated lower than "BBB" by Standard & Poor's Rating Services ("S&P") or "Caa" or lower by Moody's Investors Service, Inc. ("Moody's"), or, if unrated, are of comparable quality as determined by the Adviser, including securities of issuers in default. The GRID Fund also may invest up to 25% of its assets in non-convertible fixed income securities that are below investment grade, including up to 5% of its assets in securities of issuers that are in default.
Principal Risks
The GRID Fund's share price will fluctuate with changes in the market value of the GRID Fund's portfolio securities. Preferred stock and debt securities convertible into or exchangeable for common or preferred stock also are subject to interest rate risk and/or credit risk. When interest rates rise, the value of such securities generally declines. It is also possible that the issuer of a security will not be able to make interest and principal payments when due. In addition, the GRID Fund may invest in lower credit quality securities which may involve major risk exposures such as increased sensitivity to interest rate and economic changes and limited liquidity. An investment in the GRID Fund is not guaranteed; you may lose money by investing in the GRID Fund. When you sell GRID Fund shares, they may be worth less than what you paid for them.

Investing in the GRID Fund involves the following risks:
  Equity Risk.   Equity risk is the risk that the prices of the securities held by the GRID Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate and the issuer company's particular circumstances.
  Management Risk.   If the portfolio manager is incorrect in his assessment of the value of the securities the GRID Fund holds, then the value of the GRID Fund's shares may decline.
  Event Driven Risk.   Event driven investments involve the risk that certain of the events driving the investment may not happen or the market may react differently than expected to the anticipated transaction. In addition, although an event may occur or is announced, it may be renegotiated, terminated or involve a longer time frame than originally contemplated. Event driven investment transactions are also subject to the risk of overall market movements. Any one of these risks could cause the GRID Fund to experience investment losses impacting its shares negatively.
  Foreign Securities Risk.   Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in emerging markets.
  Lower Rated Securities.   Lower rated securities may involve major risk exposures such as increased sensitivity to interest rate and economic changes, and the market to sell such securities may be limited. Such lower rated securities are considered speculative investments with increased credit risk.
  Non-Diversification Risk.   As a non-diversified mutual fund, more of the GRID Fund's assets may be focused in the common stocks of a small number of issuers, which may make the value of the GRID Fund's shares more sensitive to changes in the market value of a single issuer or industry than shares of a diversified mutual fund.
  Convertible Securities.   Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates and, in addition, fluctuates in relation to the underlying common stock.
  Credit Risk for Convertible Securities and Fixed Income Securities.   Many convertible securities are not investment grade, that is, not rated within the four highest categories by S&P and Moody's. To the extent that the Fund's convertible securities and any other fixed income securities are rated lower than investment grade or are not rated, there would be a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, those securities.
  Interest Rate Risk for Fixed Income Securities.   The primary risk associated with fixed income securities is interest rate risk. A decrease in interest rates will generally result in an increase in the value of a fixed income security, while increases in interest rates will generally result in a decline in its value. This effect is generally more pronounced for fixed rate securities than for securities whose income rate is periodically reset. Market interest rates recently have declined significantly below historical average rates, which may increase the risk that these rates will rise in the future.
You May Want to Invest in the Fund if:
  you are a long term investor
  you seek growth of capital
  you seek to diversify your investments outside the U.S.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the GRID Fund by showing changes in the GRID Fund’s performance from year to year and by showing how the GRID Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. Substantially all of the GRID Fund’s operating history and performance results have been achieved implementing different investment strategies under the GRID Fund’s previous names, the GAMCO Vertumnus Fund and the GAMCO Global Convertible Securities Fund, and as such, the GRID Fund’s past performance (before and after taxes) does not predict how the GRID Fund will perform in the future. Both the chart and the table assume reinvestment of distributions. Updated information on the GRID Fund’s results can be obtained by visiting www.gabelli.com.
GRID FUND (Total Returns for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 18.5% (quarter ended September 30, 2009) and the lowest return for a quarter was (26.4)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the periods ended December 31, 2012)
Average Annual Total Returns The Gabelli Global Rising Income and Dividend Fund , Class AAA Shares The Gabelli Global Rising Income and Dividend Fund	Past One Year	Past Five Years	Past Ten Years
Class AAA Shares	4.79%	(1.40%)	4.21%
Class AAA Shares Return After Taxes on Distributions	4.52%	(2.26%)	2.75%
Class AAA Shares Return After Taxes on Distributions and Sale of Fund Shares	3.20%	(1.66%)	3.18%
Bank of America Merrill Lynch Global 300 Convertible Index (reflects no deduction for fees, expenses, or taxes)	13.40%	2.86%	5.80%
MSCI World Free Index (reflects no deduction for fees, expenses, or taxes)	13.11%	(3.37%)	5.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).